Selling and marketing expenses - Summary of Selling and marketing expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Growth marketing expenses	$ (7,948,629)	$ (2,418,005)	$ (3,908,499)
Staff costs	(3,385,887)	(1,297,236)	(527,210)
Offline marketing expenses	(2,217,968)	(928,431)	(3,542,096)
Referrals	(162,754)	(83,743)	(45,460)
Stamp taxes on marketing activities			(324,379)
Selling and marketing expenses	$ (13,715,238)	$ (4,727,415)	$ (8,347,644)